Right of use assets (Details) - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of quantitative information about right-of-use assets [line items]
Balance at the beginning	£ 1,062
Charge for year	176	£ 140	£ 171
Balance at the end	1,969	1,062
Property
Disclosure of quantitative information about right-of-use assets [line items]
Balance at the beginning	1,062
Balance at the end	1,969	1,062
Property | Cost or valuation
Disclosure of quantitative information about right-of-use assets [line items]
Balance at the beginning	1,445
Additions	1,084
Balance at the end	2,529	1,445
Property | Depreciation
Disclosure of quantitative information about right-of-use assets [line items]
Balance at the beginning	(383)	(243)
Charge for year	(177)	(140)
Balance at the end	£ (560)	£ (383)	£ (243)